Concentration of major customers and suppliers (Details Narrative)	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
One Major Supplier [Member]
Total purchases	24.00%	33.00%
Advances to suppliers	44.00%		42.00%
Two Major Supplier [Member]
Total purchases	21.00%	32.00%
Advances to suppliers	43.00%		30.00%
Three Major Supplier [Member]
Total purchases	13.00%	17.00%
Advances to suppliers	13.00%		29.00%
Four Major Supplier [Member]
Total purchases	11.00%
Five Major Supplier [Member]
Total purchases	10.00%
One Major Customer [Member]
Total sale, percentage	57.90%
Accounts receivable percent	98.70%		99.70%
Two Major Customer [Member]
Total sale, percentage		68.00%
Total sale percentage decrease		12.00%